DBX ETF Trust | 1
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.5%
Communication Services
— 14.4%
Alphabet, Inc., Class A
11,056 3,539,910
Alphabet, Inc., Class C
9,220 2,951,506
AT&T, Inc.
20,956 545,275
Charter Communications, Inc.,
Class A *
113 22,614
Comcast Corp., Class A
14,598 389,621
Electronic Arts, Inc.
1,023 206,677
Live Nation Entertainment, Inc. *
218 28,656
Meta Platforms, Inc., Class A
5,200 3,369,340
New York Times Co., Class A
558 35,991
Omnicom Group, Inc.
513 36,728
Pinterest, Inc., Class A *
1,842 48,113
Verizon Communications, Inc.
11,788 484,605
(Cost $8,051,769)
11,659,036
Consumer Discretionary
— 14.0%
Airbnb, Inc., Class A *
1,480 173,145
Amazon.com, Inc. *
16,966 3,956,811
Aptiv PLC *
1,288 99,884
Aramark
799 29,699
AutoZone, Inc. *
55 217,488
Bath & Body Works, Inc.
886 15,425
Best Buy Co., Inc.
1,856 147,144
Booking Holdings, Inc.
118 579,933
BorgWarner, Inc.
1,129 48,615
Chewy, Inc., Class A *
435 15,125
Chipotle Mexican Grill, Inc. *
2,794 96,449
Coupang, Inc. *
3,622 101,996
Crocs, Inc. *
440 37,391
D.R. Horton, Inc.
1,036 164,734
Darden Restaurants, Inc.
447 80,272
Deckers Outdoor Corp. *
768 67,607
Dick's Sporting Goods, Inc.
312 64,450
Domino's Pizza, Inc.
81 33,990
eBay, Inc.
1,733 143,475
Etsy, Inc. *
411 22,284
Expedia Group, Inc.
585 149,579
Five Below, Inc. *
229 37,760
Floor & Decor Holdings, Inc.,
Class A *
336 21,376
Gap, Inc.
1,686 45,640
Garmin Ltd.
549 107,231
General Motors Co.
2,782 204,533
Gentex Corp.
1,616 36,893
Genuine Parts Co.
172 22,429
Grand Canyon Education, Inc. *
147 23,188
H&R Block, Inc.
921 38,793
Home Depot, Inc.
1,469 524,315
Las Vegas Sands Corp.
738 50,302
Number
of Shares Value $
Lear Corp.
340 36,502
Lennar Corp., Class A
1,405 184,476
LKQ Corp.
781 23,188
Lowe's Cos., Inc.
868 210,473
Lululemon Athletica, Inc. *
487 89,696
Marriott International, Inc.,
Class A
145 44,195
McDonald's Corp.
389 121,298
MGM Resorts International *
785 27,703
Mohawk Industries, Inc. *
247 28,627
NIKE, Inc., Class B
6,394 413,244
NVR, Inc. *
19 142,639
On Holding AG, Class A *
321 14,121
O'Reilly Automotive, Inc. *
2,554 259,742
Pool Corp.
138 33,617
PulteGroup, Inc.
1,620 206,048
Ralph Lauren Corp.
217 79,711
Ross Stores, Inc.
1,527 269,302
Starbucks Corp.
1,546 134,672
Tapestry, Inc.
651 71,141
Tesla, Inc. *
718 308,862
Texas Roadhouse, Inc.
300 52,575
TJX Cos., Inc.
4,658 707,643
Toll Brothers, Inc.
393 54,953
TopBuild Corp. *
167 75,567
Tractor Supply Co.
2,012 110,217
Ulta Beauty, Inc. *
281 151,411
Williams-Sonoma, Inc.
807 145,268
(Cost $9,913,129)
11,354,847
Consumer Staples — 10.3%
Albertsons Cos., Inc., Class A
1,766 32,371
Altria Group, Inc.
10,810 637,898
Archer-Daniels-Midland Co.
1,409 85,583
BJ's Wholesale Club Holdings,
Inc. *
781 69,689
Casey's General Stores, Inc.
102 58,187
Coca-Cola Consolidated, Inc.
221 36,012
Colgate-Palmolive Co.
2,631 211,506
Constellation Brands, Inc., Class
A
193 26,321
Costco Wholesale Corp.
1,720 1,571,375
Dollar General Corp.
703 76,971
Dollar Tree, Inc. *
340 37,675
Estee Lauder Cos., Inc., Class A
519 48,822
General Mills, Inc.
1,494 70,741
Hershey Co.
482 90,655
Ingredion, Inc.
389 41,833
Kellanova
236 19,739
Kenvue, Inc.
2,886 50,072
Kimberly-Clark Corp.
1,194 130,289
Kroger Co.
2,346 157,839
Maplebear, Inc. *
472 19,829

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Molson Coors Beverage Co.,
Class B
455 21,162
Mondelez International, Inc.,
Class A
1,659 95,509
Monster Beverage Corp. *
2,169 162,653
PepsiCo, Inc.
2,074 308,487
Performance Food Group Co. *
318 30,868
Philip Morris International, Inc.
3,556 559,999
Procter & Gamble Co.
6,501 963,188
Sprouts Farmers Market, Inc. *
222 18,606
Sysco Corp.
1,302 99,212
Target Corp.
1,655 149,976
Tyson Foods, Inc., Class A
709 41,157
US Foods Holding Corp. *
758 59,632
Walmart, Inc.
21,625 2,389,779
(Cost $7,221,642)
8,373,635
Energy — 5.3%
Baker Hughes Co.
2,731 137,096
Cheniere Energy, Inc.
118 24,598
Chevron Corp.
10,787 1,630,239
ConocoPhillips
2,343 207,801
Coterra Energy, Inc.
3,489 93,645
Devon Energy Corp.
2,086 77,307
Diamondback Energy, Inc.
355 54,169
EOG Resources, Inc.
4,149 447,470
Expand Energy Corp.
235 28,653
Exxon Mobil Corp.
7,893 914,957
Halliburton Co.
2,145 56,242
Marathon Petroleum Corp.
994 192,568
NOV, Inc.
1,210 18,586
Permian Resources Corp., Class
A
2,692 39,007
Phillips 66
307 42,047
SLB Ltd.
4,905 177,757
TechnipFMC PLC
1,784 80,744
Valero Energy Corp.
419 74,062
(Cost $4,235,211)
4,296,948
Financials — 11.5%
Affiliated Managers Group, Inc.
225 60,487
Aon PLC, Class A
263 93,081
Arch Capital Group Ltd. *
1,824 171,310
Berkshire Hathaway, Inc., Class
B *
7,397 3,800,652
Capital One Financial Corp.
301 65,940
Cboe Global Markets, Inc.
291 75,127
Cincinnati Financial Corp.
586 98,208
Euronet Worldwide, Inc. *
167 12,373
Evercore, Inc., Class A
255 81,618
FactSet Research Systems, Inc.
142 39,372
Fidelity National Information
Services, Inc.
792 52,090
Number
of Shares Value $
First Citizens BancShares, Inc.,
Class A
27 50,703
Global Payments, Inc.
367 27,804
Houlihan Lokey, Inc.
194 34,028
Jack Henry & Associates, Inc.
222 38,734
Kinsale Capital Group, Inc.
89 34,256
LPL Financial Holdings, Inc.
315 112,153
MarketAxess Holdings, Inc.
163 26,714
Marsh & McLennan Cos., Inc.
1,438 263,801
Mastercard, Inc., Class A
2,202 1,212,267
MGIC Investment Corp.
2,548 72,236
Moody's Corp.
477 234,102
MSCI, Inc.
248 139,802
PayPal Holdings, Inc.
3,840 240,730
Progressive Corp.
1,862 426,007
S&P Global, Inc.
47 23,445
SEI Investments Co.
566 45,767
Synchrony Financial
1,929 149,227
T. Rowe Price Group, Inc.
1,807 185,001
Visa, Inc., Class A
4,436 1,483,576
(Cost $8,071,595)
9,350,611
Health Care — 12.4%
Abbott Laboratories
3,872 499,101
Agilent Technologies, Inc.
227 34,845
Align Technology, Inc. *
231 34,001
Biogen, Inc. *
305 55,538
BioMarin Pharmaceutical, Inc. *
413 23,099
Bristol-Myers Squibb Co.
3,167 155,816
Cardinal Health, Inc.
2,682 569,281
Cencora, Inc.
1,644 606,521
Centene Corp. *
1,960 77,106
Chemed Corp.
55 24,156
Cigna Group
2,069 573,692
CVS Health Corp.
2,645 212,552
Edwards Lifesciences Corp. *
1,340 116,138
Elevance Health, Inc.
343 116,023
Exelixis, Inc. *
1,057 46,688
GE HealthCare Technologies,
Inc.
555 44,395
Gilead Sciences, Inc.
1,070 134,649
HCA Healthcare, Inc.
637 323,781
Henry Schein, Inc. *
290 21,625
Hologic, Inc. *
465 34,861
Humana, Inc.
1,058 260,025
IDEXX Laboratories, Inc. *
124 93,357
Incyte Corp. *
524 54,737
Intuitive Surgical, Inc. *
105 60,215
Johnson & Johnson
8,716 1,803,515
Labcorp Holdings, Inc.
100 26,878
McKesson Corp.
1,435 1,264,407
Medpace Holdings, Inc. *
110 65,171

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Merck & Co., Inc.
9,712 1,018,109
Mettler-Toledo International,
Inc. *
60 88,603
Molina Healthcare, Inc. *
330 48,926
Neurocrine Biosciences, Inc. *
180 27,389
Pfizer, Inc.
5,565 143,243
Regeneron Pharmaceuticals, Inc.
473 369,030
ResMed, Inc.
265 67,795
Royalty Pharma PLC, Class A
904 36,178
Solventum Corp. *
863 73,579
STERIS PLC
123 32,752
Tenet Healthcare Corp. *
125 27,105
United Therapeutics Corp. *
283 137,538
UnitedHealth Group, Inc.
1,164 383,852
Universal Health Services, Inc.,
Class B
280 68,216
Vertex Pharmaceuticals, Inc. *
118 51,166
West Pharmaceutical Services,
Inc.
213 59,054
Zoetis, Inc.
751 96,263
(Cost $8,600,919)
10,060,971
Industrials — 8.7%
3M Co.
290 49,895
A O Smith Corp.
696 45,922
Acuity, Inc.
153 56,062
AECOM
275 28,361
AGCO Corp.
198 20,980
Allison Transmission Holdings,
Inc.
276 24,470
AMETEK, Inc.
392 77,573
Automatic Data Processing, Inc.
871 222,366
Booz Allen Hamilton Holding
Corp.
377 31,464
Broadridge Financial Solutions,
Inc.
162 36,951
Builders FirstSource, Inc. *
654 73,398
C.H. Robinson Worldwide, Inc.
343 54,492
Carlisle Cos., Inc.
209 66,477
Caterpillar, Inc.
1,218 701,276
Cintas Corp.
552 102,683
Comfort Systems USA, Inc.
113 110,394
Copart, Inc. *
1,519 59,211
CSX Corp.
580 20,509
Cummins, Inc.
236 117,523
Deere & Co.
179 83,144
Delta Air Lines, Inc.
2,796 179,224
Donaldson Co., Inc.
475 42,703
Dover Corp.
172 31,868
Eaton Corp. PLC
506 175,020
EMCOR Group, Inc.
268 164,839
Expeditors International of
Washington, Inc.
903 132,651
Fastenal Co.
3,506 141,642
Number
of Shares Value $
FedEx Corp.
730 201,246
Ferguson Enterprises, Inc.
355 89,343
FTI Consulting, Inc. *
176 28,714
GE Vernova, Inc.
564 338,270
Generac Holdings, Inc. *
148 22,441
General Dynamics Corp.
509 173,890
Genpact Ltd.
753 33,177
Graco, Inc.
525 43,281
Hubbell, Inc.
95 40,986
Illinois Tool Works, Inc.
942 234,822
ITT, Inc.
262 48,250
Jacobs Solutions, Inc.
319 43,004
JB Hunt Transport Services, Inc.
394 68,540
Kirby Corp. *
180 20,434
Landstar System, Inc.
141 18,448
Leidos Holdings, Inc.
191 36,500
Lennox International, Inc.
50 24,944
Lockheed Martin Corp.
763 349,347
Lyft, Inc., Class A *
1,363 28,664
Masco Corp.
1,020 66,167
MasTec, Inc. *
157 33,579
MSC Industrial Direct Co., Inc.,
Class A
276 24,553
Mueller Industries, Inc.
314 34,499
Northrop Grumman Corp.
178 101,861
Old Dominion Freight Line, Inc.
672 90,915
Oshkosh Corp.
372 47,683
Owens Corning
217 24,573
PACCAR, Inc.
600 63,252
Paychex, Inc.
993 110,908
Paycom Software, Inc.
147 23,692
Quanta Services, Inc.
57 26,498
Robert Half, Inc.
756 20,442
Rockwell Automation, Inc.
106 41,961
Rollins, Inc.
613 37,687
Saia, Inc. *
81 22,806
Simpson Manufacturing Co., Inc.
112 18,747
Snap-on, Inc.
282 95,894
Southwest Airlines Co.
1,069 37,212
Textron, Inc.
235 19,543
Toro Co.
312 21,759
Trane Technologies PLC
376 158,476
Uber Technologies, Inc. *
3,886 340,180
Union Pacific Corp.
166 38,484
United Airlines Holdings, Inc. *
1,131 115,317
United Parcel Service, Inc.,
Class B
3,572 342,162
United Rentals, Inc.
166 135,320
Valmont Industries, Inc.
62 25,604
Verisk Analytics, Inc.
181 40,738
W.W. Grainger, Inc.
167 158,421
Watsco, Inc.
49 16,974

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Westinghouse Air Brake
Technologies Corp.
225 46,924
Woodward, Inc.
72 21,602
(Cost $6,371,421)
7,099,832
Information Technology
— 20.1%
Accenture PLC, Class A
1,930 482,500
Adobe, Inc. *
1,431 458,106
Advanced Micro Devices, Inc. *
165 35,892
Amdocs Ltd.
520 39,770
Analog Devices, Inc.
136 36,086
Apple, Inc.
18,180 5,069,493
Applied Materials, Inc.
3,578 902,551
Arista Networks, Inc. *
1,910 249,599
Autodesk, Inc. *
67 20,324
Cirrus Logic, Inc. *
303 36,463
Cisco Systems, Inc.
10,175 782,865
Cognizant Technology Solutions
Corp., Class A
2,138 166,144
Docusign, Inc. *
417 28,919
Dropbox, Inc., Class A *
1,311 39,173
Dynatrace, Inc. *
383 17,066
F5, Inc. *
161 38,505
Fair Isaac Corp. *
9 16,252
First Solar, Inc. *
236 64,409
Fortinet, Inc. *
657 53,302
Gartner, Inc. *
96 22,343
Intel Corp. *
1,077 43,683
Jabil, Inc.
314 66,163
Keysight Technologies, Inc. *
246 48,696
KLA Corp.
72 84,634
Lam Research Corp.
3,881 605,436
Manhattan Associates, Inc. *
92 16,233
Micron Technology, Inc.
1,047 247,595
Microsoft Corp.
1,434 705,542
Monolithic Power Systems, Inc.
101 93,745
NetApp, Inc.
612 68,275
NVIDIA Corp.
25,285 4,475,445
QUALCOMM, Inc.
3,479 584,785
Salesforce, Inc.
1,399 322,525
Skyworks Solutions, Inc.
905 59,685
Synopsys, Inc. *
203 84,856
Teradyne, Inc.
364 66,208
Texas Instruments, Inc.
541 91,034
Trimble, Inc. *
317 25,810
VeriSign, Inc.
233 58,714
Zebra Technologies Corp., Class
A *
72 18,198
Zoom Communications, Inc. *
392 33,304
(Cost $14,125,910)
16,360,328
Materials — 1.9%
Alcoa Corp.
606 25,294
Number
of Shares Value $
AptarGroup, Inc.
107 13,348
Avery Dennison Corp.
115 19,823
CF Industries Holdings, Inc.
1,203 94,676
Corteva, Inc.
1,249 84,270
CRH PLC
753 90,330
Eagle Materials, Inc.
101 22,596
Freeport-McMoRan, Inc.
4,223 181,505
Louisiana-Pacific Corp.
399 32,722
LyondellBasell Industries NV,
Class A
670 32,823
Mosaic Co.
537 13,151
Newmont Corp.
3,905 354,301
Nucor Corp.
1,166 185,965
Packaging Corp. of America
232 47,344
Reliance, Inc.
386 107,818
Royal Gold, Inc.
115 23,442
RPM International, Inc.
231 24,775
Southern Copper Corp.
216 29,112
Steel Dynamics, Inc.
780 130,907
(Cost $1,323,977)
1,514,202
Real Estate — 0.6%
CBRE Group, Inc., Class A *
236 38,192
Gaming and Leisure Properties,
Inc. REIT
465 20,241
Host Hotels & Resorts, Inc. REIT
1,474 25,987
Public Storage REIT
607 166,646
Simon Property Group, Inc. REIT
823 153,341
VICI Properties, Inc. REIT
2,230 64,269
Weyerhaeuser Co. REIT
816 18,123
(Cost $461,991)
486,799
Utilities — 0.3%
Atmos Energy Corp.
176 31,041
Edison International
578 34,039
NRG Energy, Inc.
445 75,423
Talen Energy Corp. *
96 37,850
Vistra Corp.
428 76,552
(Cost $211,895)
254,905
TOTAL COMMON STOCKS
(Cost $68,589,459)
80,812,114
EXCHANGE-TRADED FUNDS
— 0.1%
iShares Russell 1000 ETF
(Cost $32,020)
100 37,444
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
3.94% (a)
(Cost $189,717)
189,717 189,717

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Number
of Shares Value $
TOTAL INVESTMENTS — 99.8%
(Cost $68,811,196)
81,039,275
Other assets and liabilities,
net — 0.2%
144,637
NET ASSETS — 100.0%
81,183,912
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 3.94% (a)
352,507 278,527 (441,317) — — 6,908 — 189,717 189,717
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-Mini S&P 500 Index
USD 7 233,767 240,083 12/19/2025 6,316
USD U.S. Dollar

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
November 30, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
QARP-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 80,812,114 $ — $ — $ 80,812,114
Exchange-Traded Funds
37,444 — — 37,444
Short-Term Investments (a)
189,717 — — 189,717
Derivatives (b)
Futures Contracts
6,316 — — 6,316
TOTAL
$ 81,045,591 $ — $ — $ 81,045,591
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.